Accrued Expenses	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Accrued Expenses	Accrued Expenses
Accrued expenses consisted of the following:

	December 31,
(Dollars in Thousands)	2020	2019
Accrued employee compensation and benefits	$6,167	$3,475
Bonuses payable	10,418	8,836
Other accrued expenses	14,600	15,628
Total accrued expenses.	$31,185	$27,939
Accrued Expenses
Accrued expenses consisted of the following:

(Dollars in Thousands)	September 30, 2021	December 31, 2020
Accrued employee compensation and benefits	$5,587	$6,167
Bonuses payable	7,903	10,418
Other accrued expenses	17,813	14,600
Total accrued expenses	$31,303	$31,185